Business Acquisition and Goodwill	6 Months Ended
Dec. 31, 2024
Business Acquisition and Goodwill [Abstract]
BUSINESS ACQUISITION AND GOODWILL

4 - BUSINESS ACQUISITION AND GOODWILL

Acquisition of Wuhan BaiJiaYun

In July 2023 the Company acquired 100% equity interest in Wuhan BaiJiaYun (currently known as Wuhan Xinwanlian Technology Co., Ltd.) with consideration of US$247,688. The acquisition was closed on July 31, 2023 and the consideration was fully paid in August 2023.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.140 on July 31, 2023.

Amount
US$
Cash and cash equivalents	173,350
Other current assets	1,304,251
Property and equipment, net	36,143
Other long-term assets	143,005
Total identifiable assets acquired	1,656,749

Current liabilities	709,933
Lont-term borrowings	1,400,050
Total liabilities assumed	2,109,983

Net identifiable assets acquired	(453,234)
Total purchase consideration	247,688
Goodwill	700,922
Effect on cash flows of the Company
Cash paid (as above)	247,688
Less: cash and cash equivalents in entity acquired	(173,350)
Cash outflow (inflow) on acquisition	74,338

The determination of fair values involves the use of significant judgments and estimates. The judgments used to estimate the fair value assigned to assets acquired and liabilities assumed, the intangible asset life and non-controlling interests, as well as the significant assumptions, can materially impact the Company’s unaudited condensed consolidated financial statements. Significant assumptions used for the models included but not limited to the weighted average cost of capital, forecasted operating cash flows, discount rates, and attrition rate. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition.

After the acquisition date, Wuhan BaiJiaYun contributed revenues and net loss of $1,926,137 and $535,534 to the Company, respectively in the six months ended December 31, 2023. Pro forma results reflecting this transaction were not presented because Wuhan BaiJiaYun is not significant to the Company’s unaudited condensed consolidated financial results.